RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Amortization expense			$ (0)	$ (0)	$ 51,000
Consulting expenses			115,562	180,097	140,806
Mr. Newton [Member]
Related Party Transaction [Line Items]
Consulting expenses			115,562	176,197	144,549
Accounts payable and accrued liabilities related party			0	0
Mr. Michael Ranger [Member]
Related Party Transaction [Line Items]
Consulting expenses			0	0	0
Accounts payable and accrued liabilities related party			0	0
Vanadium [Member]
Related Party Transaction [Line Items]
Deferred revenue			$ 300,000
Note Payable Related Party 2015 [Member]
Related Party Transaction [Line Items]
Proceeds from note payable	$ 6,553	$ 9,000
Interest rate			6.45%
Notes payable, related parties			$ 9,075	9,331
Interest expense, related party			509	531	353
Note Payable Related Party 2021 [Member]
Related Party Transaction [Line Items]
Proceeds from note payable						$ 72,000
Notes payable, related parties			$ 0	$ 0
Interest expense, related party					$ 2,550
Interest rate					10.00%
Fair value of derivatives					$ 127,049
Debt discount						72,000
Loss on issuance of note						$ 55,049
Amortization expense					$ 51,000